Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2013
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000812015
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2013
Prospectus Date	rr_ProspectusDate	Dec. 31, 2013